ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

	2022	2021	2020
Gross unrecognized tax benefits beginning of year	$3,603	$3,892	$4,166
(Decrease) increase in tax positions for prior years	(216)	437	(82)
Increase in tax positions for current year	764	839	730
Lapse in statute of limitations	(934)	(1,565)	(922)
Gross unrecognized tax benefits end of year	$3,217	$3,603	$3,892